Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Bank deposits with original maturity within three months	¥ 5,268	¥ 8,346
Cash at banks and on hand	238,675	204,383
Cash and cash equivalents	¥ 243,943	¥ 212,729	¥ 175,933	¥ 57,302